Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2024
Commitments and Contingencies [Abstract]
Schedule of Future Aggregate Minimum Lease Payments	The future aggregate minimum lease payments under the non-cancellable residential apartment building operating lease are as follows:
2025	$534,889
2026	359,907
2027 and thereafter	2,777,822
Total future minimum lease payments	$3,672,618
Less: imputed interest	(849,595)
Total operating lease liability	$2,823,023
Less: operating lease liability - current	641,254
Total operating lease liability – non current	$2,181,769